Debt - Schedule of Maturities of Non Current Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 10,190
2026	10,190
2027	165,903
2028	1,430,827
2029	773,579
Total	$ 2,390,689	$ 2,519,857